Mar. 23, 2017
Dreyfus/The Boston Company Small Cap Value Fund
Dreyfus/The Boston Company Small Cap Value Fund
March 23, 2017 DREYFUS INVESTMENT FUNDS DREYFUS/THE BOSTON COMPANY SMALL CAP VALUE FUND Supplement to Summary and Statutory Prospectuses Dated February 1, 2017
The following information supplements the information contained in “Fees and Expenses” in the fund’s summary prospectus and “Fund Summary – Fees and Expenses” in the fund’s statutory prospectus:

The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until February 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund so that the annual fund operating expenses for Class Y shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.00%. On or after February 1, 2018, The Dreyfus Corporation may terminate this expense limitation at any time.